SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2013 CNY (¥) item
SEGMENT INFORMATION [Abstract]
Number of operating segments | item	3	3
Number of reportable segments | item	3	3	3	3
Segment Reporting Information [Line Items]
Net Revenues		¥ 395,715	¥ 411,998	¥ 536,511
Cost of revenues		(245,945)	(274,036)	(361,573)
GROSS PROFIT	$ 23,121	149,770	137,962	174,938
Better Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues		241,635	236,447	341,076
Cost of revenues		(157,867)	(168,144)	(247,040)
GROSS PROFIT		83,768	68,303	94,036
Better Schools [Member] | Tutoring [Member]
Segment Reporting Information [Line Items]
Net Revenues		54,888	68,203	157,401
Cost of revenues		(41,048)	(52,728)	(126,247)
GROSS PROFIT		13,840	15,475	31,154
Better Schools [Member] | K12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues		186,747	168,244	183,675
Cost of revenues		(116,819)	(115,416)	(120,793)
GROSS PROFIT		69,928	52,828	62,882
Better Job [Member] | Career Enhancement [Member]
Segment Reporting Information [Line Items]
Net Revenues		154,080	175,551	195,435
Cost of revenues		(88,078)	(105,892)	(114,533)
GROSS PROFIT		¥ 66,002	¥ 69,659	¥ 80,902